Warrant liabilites (Schedule of average assumptions used in the Black-Scholes) (Details)	1 Months Ended	12 Months Ended
	Dec. 17, 2021 Years $ / shares	Dec. 31, 2021 Years $ / shares	Dec. 31, 2021 Years $ / shares	Dec. 31, 2020 Years $ / shares
Statement Line Items [Line Items]
Risk-free interest rate		0.82%	0.82%	1.00%
Market price | $ / shares			$ 3.30	$ 5.50
Expected volatility		79.00%	79.00%	71.00%
Expected dividend yield
Expected life (years) | Years		7.0	7.0	4.2
Warrants liabilites [Member]
Statement Line Items [Line Items]
Risk-free interest rate	0.94%	0.94%	0.94%
Market price | $ / shares	$ 1.28	$ 1.28
Expected volatility	94.44%	94.44%	94.44%
Expected dividend yield
Expected life (years) | Years	2.5	2.5	2.5